Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-51138
Entity Registrant Name	GRAVITY CO., LTD.
Entity Address, Address Line One	15F, 396 World Cup buk‑ro
Entity Address, City or Town	Mapo‑gu,Seoul
Entity Address, Postal Zip Code	03925
Entity Address, Country	KR
Entity Common Stock, Shares Outstanding (in shares)	6,948,900
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001313310
Entity Incorporation, State or Country Code	M5
Common Shares
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value Won 500 per share*
Trading Symbol	GRVY
Security Exchange Name	NASDAQ
ADR
Entity Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one share of common stock
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	15F, 396 World Cup buk‑ro
Entity Address, City or Town	Mapo‑gu,Seoul
Entity Address, Postal Zip Code	03925
Entity Address, Country	KR
Contact Personnel Name	Heung Gon Kim
City Area Code	82
Local Phone Number	2‑2132‑7000
Contact Personnel Fax Number	82‑2‑2132‑7070